RELATED PARTY TRANSACTIONS (Details 1) - USD ($)		12 Months Ended
		Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Services fees	[1]	$ 426,084	$ 37,819	$ 0

[1]	The amounts of services fees mainly represent amount in connection with services provided by certain investees.